PRINCIPAL ACTIVITIES AND ORGANIZATION	6 Months Ended
Jun. 30, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

I-Mab (the “Company”) was incorporated in the Cayman Islands on June 30, 2016 as an exempted company with limited liability under the Companies Act of the Cayman Islands. On January 17, 2020, the Company became listed on the Nasdaq Global Market in the United States. The Company and its subsidiaries (together, the “Group”) are principally engaged in the development of precision immuno-oncology agents for the treatment of cancer and principally operate in the United States.

On February 6, 2024, the Group entered into definitive agreements with I-Mab Biopharma (Hangzhou) Co., Ltd. (later renamed TJ Biopharma (Hangzhou) Co., Ltd. and referred to herein as “TJBio Hangzhou”) and a group of China-based investors. Pursuant to the definitive agreements, the Group transferred 100% of the outstanding equity interest in I-Mab Biopharma Co., Ltd (later renamed to TJ Biopharma (Shanghai) Co. Ltd. and referred to herein as “TJBio Shanghai”), a former wholly-owned subsidiary of the Company that operated the Company’s business in China to TJ Biopharma (Hangzhou) Co., Ltd., collectively known as “TJ Biopharma” after the completion of the equity transfer transaction, for an aggregate consideration of the RMB equivalent of up to $80 million, contingent on TJ Biopharma’s achievement of certain future regulatory and sales-based milestone events as well as royalties. The transaction was completed on April 2, 2024. For details of the transaction please refer to Note 4 – Disposal of TJBio Shanghai.

Unless otherwise indicated, the information in the notes to the Condensed Consolidated Financial Statements refers only to I-Mab continuing operations.

As of June 30, 2025, the Company’s principal subsidiaries are as follows:

			Percentage
			of direct
			or indirect
		Date of	ownership
	Place of	incorporation or	by the
Subsidiaries	incorporation	acquisition	Company	Principal activities
I-Mab Biopharma US Ltd.	United States	February 28, 2018	100%	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	People’s Republic of China	July 15, 2017	100%	Research and development of innovative medicines